Debt (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Debt
	December 31, 2018	March 31, 2018
Revenue share agreement entered into on 6/28/16 [1]	$-	$195,245
Secured merchant agreement for future receivables entered into on 9/28/18 [2]	249,445	-
Secured merchant agreement for future receivables entered into on 10/3/18 [3]	325,454	-
Promissory note entered into on 11/13/18 [4]	120,000	-
Promissory note entered into on 12/12/18 [5]	118,500	-
Secured merchant agreement for future receivables entered into on 12/17/18 [6]	359,604	-
	$1,173,003	$195,245

	Year Ended March 31,
	2018	2017
Revenue based funding arrangement entered into on 8/31/15 [1]	$-	$263,641
Revenue share agreement entered into on 6/28/16 [2]	195,245	525,000
Purchase and sale agreement for future receivables entered into on 9/30/16 [3]	-	220,652
Short-term advance received on 1/11/17 [4]		1,000,000
Short-term advance received on 3/16/17 [5]	-	50,000
Promissory note entered into on 3/31/17 [6]	-	34,452
	$195,245	$2,093,745

[1]	We entered into a Revenue-based Funding Agreement and received proceeds of $50,000 on December 18, 2015, $25,000 on April 17, 2015, and $25,000 September 1, 2015. The agreement required that beginning September 30, 2015, we would pay an amount equal to 2% of our top-line revenue generated from the prior month to reduce the loan until the lender had received an amount that was three times the amount advanced. During the year ended March 31, 2018, we agreed to issue 10,000,000 shares of common stock to extinguish $263,641 in debt.

[2]	During April 2016, we entered into a Royalty Agreement, which was replaced with a Revenue Share Agreement dated June 28, 2016, which was amended in October of 2016. Cash receipts were received of $100,000, $150,000, and $250,000 on April 19, May 11, and June 29, 2016, respectively. In accordance with the terms of the final amended agreement, we are required to make payments of $25,000 per month or a 3% royalty for the previous month’s sales, whichever is greater, beginning February 15, 2017, until the lender has been repaid $600,000. During the year ended March 31, 2018, we repaid $329,755.

[3]	We entered into a Purchase and Sale Agreement for future receivables with an entity that provides quick access to working capital. On October 6, 2016, we received proceeds from this arrangement of $250,000. In accordance with the terms of the agreement, we are required to repay $345,600 over a 16-month period by making ACH payments in the amount of $1,052 per business day. Accordingly, we recorded $95,000 as interest expense at inception of the agreement, which was the difference between the funds received and the amount that was to be repaid. During the year ended March 31, 2018, we repaid $221,092 on the debt and recorded $440 for eleven monthly maintenance fees of $40 per month.

[4]	We received funds of $1,000,000 on January 11, 2017, and funds of $800,000 on April 10, 2017, as a result of short-term advances in which the lender was anticipating converting such funds into shares of common stock upon our acquisition by a publicly traded company. On June 6, 2017, we formalized a Conversion Agreement wherein the total of these funds, or $1,800,000, was exchanged for 180,000,000 shares of our common stock.

[5]	We received funds of $50,000 on March 16, 2017, as a result of a short-term advance. Such advance has no interest rate or due date, thus was shown as due on demand. During the year ended March 31, 2018, we entered into a Conversion Agreement and issued 5,000,000 shares of common stock in exchange for the $50,000 in debt.

[6]	We received a short-term advance of $24,965 on March 3, 2017 and entered into a Promissory Note with the lender on March 31, 2017, to formalize the lending arrangements for this advance. Per the Promissory Note, $50,000 was to be advanced on or before April 3, 2017, therefore, we received $25,000 in proceeds during the year ended March 31, 2018. The Promissory Note provided for a fixed interest amount of $19,000 and matured on December 31, 2017. During the year ended March 31, 2018, we recorded $9,513 as interest expense. On September 10, 2017, we agreed to issue 5,000,000 shares of common stock in exchange for the full $68,965 in debt.